Accounts receivables and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivables and other receivables

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance at December 31, 2025 and 2024, consists of the following:

	December 31,	December 31,
	2025	2024
Accounts receivable	$3,020,898	$5,611,980
Other receivables	36,244	934
Total	3,057,142	5,612,914
Allowance for credit losses	(285,699)	(84,088)
Total accounts and other receivables, net	$2,771,443	$5,528,826

Schedule of aging accounts receivable

The Company’s December 31, 2025, aging of accounts receivable is as follows:

1-30 Days	$2,738,517
31-60 Days	82,971
61-90 Days	45,669
91+ Days	189,985
Total accounts receivables	$3,057,142

The Company’s December 31, 2024 aging of accounts receivable is as follows:

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91+ Days	83,979
Total accounts receivables	$5,612,914

Schedule of allowance for expected credit losses

A continuity schedule of the allowance for expected credit losses for the years ended December 31, 2025, and 2024 is as follows:

	December 31,	December 31,
	2025	2024
Balance at January 1	$(84,088)	$-
Current period additions for expected credit losses	(300,828)	(84,088)
Write-offs charges against allowance	99,217
Balance at December 31	$(285,699)	$(84,088)

Schedule of Receivables are aged

Receivables are aged by invoice date and netted against any customer payables where contractual offset rights exist. The aging buckets and corresponding estimated credit loss percentages are as follows:

Aging Bucket	Estimated Credit Loss %
Current (0–29 days)	5%
30–59 days	15%
60–89 days	25%
90–119 days	50%
120+ days	90%